Share-based compensation - Components (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,000	$ 745	$ 3,624	$ 1,662
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	607	443	1,655	1,103
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	233	231	632	488
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	124	0	1,225	0
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 36	$ 71	$ 112	$ 71